JPMORGAN TRUST II

270 PARK AVENUE

NEW YORK, NEW YORK 10017

VIA EDGAR

December 8, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re: JPMorgan Trust II (File Nos. 002-95973; 811-04236) on behalf of JPMorgan Core Bond Fund

Ladies and Gentleman:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 232 under the 1933 Act (Amendment No. 233 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

As discussed with Sumeera Younis on December 5, 2016, this Amendment is being filed for the sole purpose of registering Class T Shares of the JPMorgan Core Bond Fund (the “Fund”) and is intended to be used as the prototype registration statement for other JPMorgan Funds to register Class T Shares pursuant to Rule 485(b)(1)(vii).

We hereby request, in reliance upon the 1933 Act Release No. 6510 and the 1940 Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Securities and Exchange Commission and its staff of the changes to the Fund contained herein because the additional disclosures set forth in this Amendment are “not substantially different”1 from the disclosures that the Trust previously filed in Post-Effective Amendment No. 215 to the Trust’s Registration Statement on Form N-1A.

Please note that the Fund filed Post-Effective Amendment No. 215 to register Class R3 and R4 Shares pursuant to Rule 485(a) on June 27, 2016. In response to SEC staff comments provided to that filing, the Fund filed correspondence on August 31, 2016. If you have any questions or comments, please contact me at (614) 213 4042.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio Assistant Secretary

Cc: Sumeera Younis

[1]	See Investment Company Act Rel. No. 13768.